Business Acquisitions - Summary of Estimated Fair Value of Assets Acquired and Liabilities Assumed (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 02, 2013	Mar. 03, 2012
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill purchased during the period	$ 0	$ 10
Period of retention of key employees from acquisition date	24 months